Long-term investments - Equity investments using the measurement alternative (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-term investments
Initial cost basis			¥ 49,500	¥ 40,000	¥ 30,000
Upward adjustments			18,464	18,464
Total carrying value			67,964	58,464	30,000
Impairment of long-term investments			0	0	0
Long Term Investment Income [Member]
Long-term investments
Upward adjustments			¥ 0	¥ 18,500	¥ 0
Beijing Sharetimes Technology Co., Ltd.
Long-term investments
Upward adjustments	¥ 18,500
Number of Investors | item		3
Percentage of investment held		1.64%
Investments made		¥ 30,000